Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury stock	Contributed surplus	Accumulated other comprehensive loss	Deficit	Total equity attributable to shareholders of the Company	Non-controlling interests
Balance beginning of year at Dec. 31, 2018		$ 3,007,924	$ (10,104)	$ 2,620,799	$ (24,494)	$ (2,310,453)		$ 63,414
Shares issued upon exercise of share options, for cash		265
Transfer of contributed surplus on exercise of options		103
Shares issued to the public, net of share issuance costs		46,271
Purchase of treasury stock			0
Shares redeemed upon exercise of restricted share units			1,442	(1,442)
Share based payment arrangements				8,187
Acquisition of non-controlling interest, without change in control				0				0
Transfer to share capital on exercise of options				(103)
Other comprehensive loss for the year attributable to shareholders of the Company					(4,472)
Earnings attributable to shareholders of the Company	$ 80,586					80,586
Loss attributable to non-controlling interests	(6,901)							(6,901)
Contributions from non-controlling interests								2,791
Balance end of year at Dec. 31, 2019	3,473,813	3,054,563	(8,662)	2,627,441	(28,966)	(2,229,867)	$ 3,414,509	59,304
Shares issued upon exercise of share options, for cash		3,559
Transfer of contributed surplus on exercise of options		1,267
Shares issued to the public, net of share issuance costs		85,255
Purchase of treasury stock			(3,550)
Shares redeemed upon exercise of restricted share units			760	(760)
Share based payment arrangements				8,422
Acquisition of non-controlling interest, without change in control				4,172				(11,672)
Transfer to share capital on exercise of options				(1,267)
Other comprehensive loss for the year attributable to shareholders of the Company					(1,331)
Earnings attributable to shareholders of the Company	104,541					104,541
Loss attributable to non-controlling interests	(7,180)							(7,180)
Contributions from non-controlling interests								421
Balance end of year at Dec. 31, 2020	$ 3,656,450	$ 3,144,644	$ (11,452)	$ 2,638,008	$ (30,297)	$ (2,125,326)	$ 3,615,577	$ 40,873